Segmented information - Geographical Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Revenue	$ 1,094,897	$ 850,194
Non-current assets	1,314,739	1,345,249
Operating segments
Statement Line Items [Line Items]
Revenue	1,094,897	850,194
Corporate and reconciling items
Statement Line Items [Line Items]
Revenue	0	0
Mount Milligan Mine | Operating segments
Statement Line Items [Line Items]
Revenue	407,273	472,472
Türkiye
Statement Line Items [Line Items]
Revenue	380,880	101,593
Non-current assets	204,613	171,195
United States
Statement Line Items [Line Items]
Revenue	306,744	276,130
Non-current assets	277,052	276,105
United States | Other Non-Segment Member
Statement Line Items [Line Items]
Revenue	0	0
Non-current assets	1,112	34
United States | Langeloth Facility | Operating segments
Statement Line Items [Line Items]
Revenue	306,744	276,130
Non-current assets	29,458	32,943
United States | Thompson Creek Mine | Operating segments
Statement Line Items [Line Items]
Revenue	0	0
Non-current assets	32,788	33,458
United States | Gemfield Resources LLC | Operating segments
Statement Line Items [Line Items]
Revenue	0	0
Non-current assets	213,694	209,670
Canada
Statement Line Items [Line Items]
Revenue	407,273	472,471
Non-current assets	824,910	889,696
Canada | Corporate and reconciling items
Statement Line Items [Line Items]
Revenue	0	0
Non-current assets	5,411	10,124
Canada | Mount Milligan Mine | Operating segments
Statement Line Items [Line Items]
Revenue	407,273	472,471
Non-current assets	703,472	728,193
Canada | Endako Mine | Operating segments
Statement Line Items [Line Items]
Revenue	0	0
Non-current assets	27,937	28,198
Canada | Kemess Project | Operating segments
Statement Line Items [Line Items]
Revenue	0	0
Non-current assets	88,090	123,181
Other
Statement Line Items [Line Items]
Revenue	0	0
Non-current assets	$ 8,164	$ 8,253